Non-life and Life and Health Reserves - Loss and loss expenses (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020		Dec. 31, 2019	Dec. 31, 2018
Losses and Loss Expenses by Segment [Line Items]
Losses and loss expenses		$ 5,334,900		$ 4,923,156	$ 4,193,255
Non Life
Losses and Loss Expenses by Segment [Line Items]
Losses and loss expenses		4,016,704	[1]	3,660,140	3,168,647
Prior years	[2]	(71,456)		56,848	248,719
Life and Health
Losses and Loss Expenses by Segment [Line Items]
Losses and loss expenses		1,318,196		1,263,016	$ 1,024,608
Corporate and Other
Losses and Loss Expenses by Segment [Line Items]
Prior years		$ 3,000	[2]	$ 3,000

[1]	Non-life Losses and loss expenses include amounts allocated to Corporate and Other as disclosed in Note 18.
[2]	Net incurred losses include favorable loss development of $3 million during the year ended December 31, 2019, which are allocated to Corporate and Other as disclosed in Note 18. Non-life reserves allocated to Corporate and Other totaled $6 million and $9 million at December 31, 2019 and 2018, respectively. There were no incurred losses or non-life reserves allocated to Corporate and Other during 2020.